UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2008

Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

EQUITY SECURITIES - 94.7%	Shares	Value

Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	1,111	$25,875
Hexcel Corp.*	1,088	20,999
Spirit AeroSystems Holdings, Inc.*	1,184	22,709

		69,583

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	2,049	112,367
Expeditors International of Washington, Inc.	2,572	110,596
FedEx Corp.	3,320	261,583
United Parcel Service, Inc., Class B	7,941	488,133

		972,679

Airlines - 0.2%
Continental Airlines, Inc., Class B*	1,175	11,879
JetBlue Airways Corp.*	1,912	7,132
Southwest Airlines Co.	8,633	112,574
UAL Corp.	1,335	6,969
US Airways Group, Inc.*	974	2,435

		140,989

Auto Components - 0.2%
BorgWarner, Inc.	1,400	62,132
Gentex Corp.	1,654	23,884
TRW Automotive Holdings Corp.*	612	11,304
WABCO Holdings, Inc.	790	36,703

		134,023

Automobiles - 0.1%
Harley-Davidson, Inc.	2,901	105,190

Beverages - 1.5%
Hansen Natural Corp.*	831	23,949
PepsiCo, Inc.	18,575	1,181,184

		1,205,133

EQUITY SECURITIES - 94.7%	Shares	Value

Biotechnology - 2.2%
Amgen, Inc.*	12,654	596,763
Amylin Pharmaceuticals, Inc.*	1,627	41,309
Biogen Idec, Inc.*	3,416	190,920
Genzyme Corp.*	3,107	223,766
Gilead Sciences, Inc.*	10,716	567,412
Medarex, Inc.*	1,452	9,598
OSI Pharmaceuticals, Inc.*	659	27,230
PDL BioPharma, Inc.	1,345	14,284
Vertex Pharmaceuticals, Inc.*	1,659	55,527

		1,726,809

Building Products - 0.2%
Lennox International, Inc.	740	21,430
Masco Corp.	4,386	68,992
Owens Corning, Inc.*	1,021	23,228
USG Corp.*	865	25,578

		139,228

Capital Markets - 3.4%
Affiliated Managers Group, Inc.*	489	44,039
Bank of New York Mellon Corp.	13,259	501,588
Charles Schwab Corp.	10,964	225,201
E*Trade Financial Corp.*	5,034	15,807
Eaton Vance Corp.	1,457	57,930
Federated Investors, Inc., Class B	1,135	39,067
Franklin Resources, Inc.	1,925	176,426
Goldman Sachs Group, Inc.	4,192	733,181
Investment Technology Group, Inc.*	514	17,198
Janus Capital Group, Inc.	1,961	51,908
Jefferies Group, Inc.	1,272	21,395
Lazard Ltd.	595	20,319
Legg Mason, Inc.	1,583	68,971
Northern Trust Corp.	2,559	175,471
SEI Investments Co.	1,638	38,526
State Street Corp.	4,968	317,902
T. Rowe Price Group, Inc.	3,024	170,765
TD Ameritrade Holding Corp.*	2,790	50,471
Waddell & Reed Financial, Inc.	968	33,890

		2,760,055

Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,298	227,180
Airgas, Inc.	815	47,588
Ecolab, Inc.	2,126	91,397
International Flavors & Fragrances, Inc.	890	34,763

EQUITY SECURITIES - 94.7%	Shares	Value

Lubrizol Corp.	819	37,944
Nalco Holding Co.	1,667	35,257
Praxair, Inc.	3,678	346,615
Sigma-Aldrich Corp.	1,324	71,311

		892,055

Commercial Banks - 4.0%
Associated Banc-Corp.	1,376	26,543
BancorpSouth, Inc.	891	15,584
Bank of Hawaii Corp.	574	27,437
BB&T Corp.	6,588	150,009
Cathay General Bancorp	603	6,555
City National Corp.	461	19,394
Colonial BancGroup, Inc.	1,761	7,784
Comerica, Inc.	1,767	45,288
Commerce Bancshares, Inc.	792	31,411
Cullen/Frost Bankers, Inc.	665	33,150
East West Bancorp, Inc.	661	4,667
Fifth Third Bancorp	5,910	60,164
First Horizon National Corp.	2,236	16,613
First Midwest Bancorp, Inc.	576	10,742
FirstMerit Corp.	863	14,075
Fulton Financial Corp.	2,002	20,120
Huntington Bancshares, Inc.	4,234	24,430
KeyCorp	4,439	48,740
M&T Bank Corp.	939	66,237
Marshall & Ilsley Corp.	3,021	46,312
National City Corp.	6,862	32,732
PNC Financial Services Group, Inc.	4,027	229,942
Popular, Inc.	2,946	19,414
Regions Financial Corp.	8,360	91,208
South Financial Group, Inc.	842	3,301
SunTrust Banks, Inc.	4,173	151,146
SVB Financial Group*	398	19,148
Synovus Financial Corp.	3,212	28,041
TCF Financial Corp.	1,385	16,661
UCBH Holdings, Inc.	1,199	2,698
Umpqua Holdings Corp.	709	8,600
US Bancorp	20,103	560,673
Valley National Bancorp	1,468	23,150
Wachovia Corp.	25,147	390,533
Webster Financial Corp.	619	11,513
Wells Fargo & Co.	36,284	861,745
Whitney Holding Corp.	781	14,292

EQUITY SECURITIES - 94.7%	Shares	Value

Wilmington Trust Corp.	788	20,835
Zions Bancorp	1,273	40,087

		3,200,974

Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	1,116	49,026
Brink’s Co.	440	28,785
Corporate Executive Board Co.	421	17,703
Covanta Holding Corp.*	1,472	39,288
Deluxe Corp.	592	10,549
Dun & Bradstreet Corp.	699	61,260
Herman Miller, Inc.	739	18,394
HNI Corp.	401	7,082
Manpower, Inc.	952	55,445
Monster Worldwide, Inc.*	1,376	28,359
Pitney Bowes, Inc.	2,417	82,420
Robert Half International, Inc.	1,893	45,375
RR Donnelley & Sons Co.	2,530	75,116
United Stationers, Inc.*	311	11,491
Watson Wyatt Worldwide, Inc.	489	25,863

		556,156

Communications Equipment - 4.3%
3Com Corp.*	4,553	9,652
ADC Telecommunications, Inc.*	1,354	19,999
Adtran, Inc.	640	15,258
Ciena Corp.*	982	22,753
Cisco Systems, Inc.*	69,412	1,614,523
CommScope, Inc.*	772	40,739
Corning, Inc.	18,215	419,856
Emulex Corp.*	1,005	11,708
F5 Networks, Inc.*	972	27,624
Foundry Networks, Inc.*	1,493	17,647
InterDigital, Inc.*	537	13,060
JDS Uniphase Corp.*	2,401	27,275
Juniper Networks, Inc.*	6,073	134,699
Motorola, Inc.	24,572	180,359
Polycom, Inc.*	1,014	24,701
QUALCOMM, Inc.	18,820	835,043
Sonus Networks, Inc.*	3,003	10,270
Tellabs, Inc.*	4,627	21,516

		3,446,682

Computers & Peripherals - 7.9%
Apple, Inc.*	10,195	1,707,051
Dell, Inc.*	20,956	458,517

EQUITY SECURITIES - 94.7%	Shares	Value

Diebold, Inc.	750	26,685
EMC Corp.*	24,071	353,603
Hewlett-Packard Co.	28,707	1,269,137
International Business Machines Corp.	16,119	1,910,585
Lexmark International, Inc.*	1,108	37,041
NCR Corp.*	1,950	49,140
NetApp, Inc.*	4,196	90,885
Palm, Inc.	1,095	5,902
QLogic Corp.*	1,731	25,255
SanDisk Corp.*	2,756	51,537
Seagate Technology LLC	5,840	111,719
Sun Microsystems, Inc.*	9,472	103,055
Teradata Corp.*	2,178	50,399
Western Digital Corp.*	2,664	91,988

		6,342,499

Construction & Engineering - 0.1%
EMCOR Group, Inc.*	736	20,998
Quanta Services, Inc.*	1,956	65,076

		86,074

Construction Materials - 0.0%
Eagle Materials, Inc.	558	14,134

Consumer Finance - 0.9%
American Express Co.	11,931	449,441
AmeriCredit Corp.*	1,285	11,077
Capital One Financial Corp.	4,456	169,372
First Marblehead Corp.	647	1,663
SLM Corp.*	5,624	108,824

		740,377

Containers & Packaging - 0.3%
AptarGroup, Inc.	739	31,001
Bemis Co., Inc.	1,204	26,994
Owens-Illinois, Inc.*	2,009	83,755
Sealed Air Corp.	1,862	35,397
Sonoco Products Co.	1,133	35,066

		212,213

Distributors - 0.1%
Genuine Parts Co.	2,026	80,392

Diversified Consumer Services - 0.2%
DeVry, Inc.	707	37,909
ITT Educational Services, Inc.*	479	39,580

EQUITY SECURITIES - 94.7%	Shares	Value

Regis Corp.	525	13,834
Sotheby’s	768	20,252
Strayer Education, Inc.	168	35,124
Weight Watchers International, Inc.	442	15,739

		162,438

Diversified Financial Services - 4.2%
Bank of America Corp.	51,850	1,237,660
CIT Group, Inc.	3,349	22,807
CME Group, Inc.	634	242,942
IntercontinentalExchange, Inc.*	832	94,848
JPMorgan Chase & Co.	40,209	1,379,571
Leucadia National Corp.	1,988	93,317
Liberty Media Corp. — Capital*	1,486	21,398
Moody’s Corp.	2,439	83,999
NYSE Euronext	2,681	135,819
The NASDAQ OMX Group, Inc.*	1,901	50,472

		3,362,833

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	69,179	2,330,641
CenturyTel, Inc.	1,332	47,406
Citizens Communications Co.	4,048	45,904
Embarq Corp.	1,718	81,210
tw telecom, inc.*	1,675	26,850
Windstream Corp.	5,208	64,267

		2,596,278

Electric Utilities - 0.0%
Hawaiian Electric Industries, Inc.	941	23,271

Electrical Equipment - 1.0%
Acuity Brands, Inc.	498	23,944
AMETEK, Inc.	1,279	60,394
Baldor Electric Co.	486	17,000
Belden, Inc.	519	17,584
Cooper Industries Ltd.	2,452	96,854
Emerson Electric Co.	9,091	449,550
General Cable Technologies Corp.*	603	36,693
Hubbell, Inc., Class B	590	23,523
Roper Industries, Inc.	1,040	68,515

		794,057

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.*	4,250	151,045
Amphenol Corp.	2,098	94,158

EQUITY SECURITIES - 94.7%	Shares	Value

Anixter International, Inc.*	370	22,011
Arrow Electronics, Inc.*	1,459	44,821
Avnet, Inc.*	1,726	47,085
Flextronics International Ltd.*	9,821	92,317
FLIR Systems, Inc.*	1,622	65,805
Ingram Micro, Inc.*	1,729	30,690
Itron, Inc.*	409	40,225
Jabil Circuit, Inc.	2,080	34,133
Mettler-Toledo International, Inc.*	429	40,695
Molex, Inc.	741	18,088
Sanmina-SCI Corp.*	5,244	6,712
Tech Data Corp.*	635	21,520
Trimble Navigation Ltd.*	1,388	49,552

		758,857

Energy Equipment & Services - 1.2%
Cameron International Corp.*	2,532	140,146
Core Laboratories NV*	276	39,288
Exterran Holdings, Inc.*	761	54,404
FMC Technologies, Inc.*	1,491	114,703
Global Industries Ltd.*	1,010	18,109
Helix Energy Solutions Group, Inc.*	975	40,599
Noble Corp.	3,127	203,130
SEACOR Holdings, Inc.*	272	24,347
Smith International, Inc.	2,328	193,550
Superior Energy Services, Inc.*	943	51,997
Tidewater, Inc.	657	42,725
Unit Corp.*	534	44,306
W-H Energy Services, Inc.*	350	33,509

		1,000,813

Food & Staples Retailing - 2.2%
BJ’s Wholesale Club, Inc.*	749	28,986
Costco Wholesale Corp.	5,099	357,644
CVS Caremark Corp.	16,673	659,751
SUPERVALU, Inc.	2,569	79,356
SYSCO Corp.	6,994	192,405
Walgreen Co.	11,543	375,263
Whole Foods Market, Inc.	1,634	38,710

		1,732,115

Food Products - 1.3%
Campbell Soup Co.	2,842	95,093
Corn Products International, Inc.	855	41,989
Del Monte Foods Co.	2,302	16,344
Flowers Foods, Inc.	974	27,603

EQUITY SECURITIES - 94.7%	Shares	Value

General Mills, Inc.	3,910	237,611
H.J. Heinz Co.	3,588	171,686
Hershey Co.	1,815	59,496
J.M. Smucker Co.	653	26,538
Kellogg Co.	2,775	133,255
McCormick & Co., Inc.	1,258	44,860
Wm. Wrigley Jr. Co.	2,537	197,328

		1,051,803

Gas Utilities - 0.6%
AGL Resources, Inc.	891	30,811
Atmos Energy Corp.	984	27,129
Energen Corp.	745	58,132
Equitable Resources, Inc.	1,563	107,941
Nicor, Inc.	518	22,062
Oneok, Inc.	1,153	56,301
Piedmont Natural Gas Co., Inc.	816	21,346
Questar Corp.	2,004	142,364
Southern Union Co.	1,162	31,397
WGL Holdings, Inc.	567	19,698

		517,181

Health Care Equipment & Supplies - 2.5%
Advanced Medical Optics, Inc.*	685	12,837
Beckman Coulter, Inc.	723	48,824
Becton Dickinson & Co.	2,678	217,721
Cooper Co’s, Inc.	514	19,095
DENTSPLY International, Inc.	1,716	63,149
Edwards Lifesciences Corp.*	674	41,815
Gen-Probe, Inc.*	649	30,815
Hologic, Inc.*	3,026	65,967
Hospira, Inc.*	1,885	75,607
IDEXX Laboratories, Inc.*	718	34,995
Immucor, Inc.*	795	20,575
Intuitive Surgical, Inc.*	461	124,193
Inverness Medical Innovations, Inc.*	889	29,488
Kinetic Concepts, Inc.*	610	24,345
Medtronic, Inc.	13,077	676,735
Mentor Corp.	411	11,434
ResMed, Inc.*	933	33,346
St. Jude Medical, Inc.*	3,966	162,130
Stryker Corp.	3,652	229,638
Varian Medical Systems, Inc.*	1,520	78,812

		2,001,521

EQUITY SECURITIES - 94.7%	Shares	Value

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	1,947	77,860
Brookdale Senior Living, Inc.	487	9,915
Cardinal Health, Inc.	4,152	214,160
Cigna Corp.	3,369	119,229
Coventry Health Care, Inc.*	1,883	57,281
DaVita, Inc.*	1,287	68,378
Express Scripts, Inc.*	2,480	155,546
Health Management Associates, Inc.*	2,533	16,490
Health Net, Inc.*	1,295	31,158
Healthways, Inc.*	399	11,810
Henry Schein, Inc.*	1,019	52,550
Laboratory Corp. of America Holdings*	1,320	91,912
LifePoint Hospitals, Inc.*	664	18,791
Lincare Holdings, Inc.*	874	24,822
Magellan Health Services, Inc.*	451	16,701
McKesson Corp.	3,228	180,477
Omnicare, Inc.	1,399	36,682
Patterson Co’s, Inc.*	1,492	43,850
Psychiatric Solutions, Inc.*	626	23,688
Quest Diagnostics, Inc.	1,815	87,973
Universal Health Services, Inc., Class B	583	36,857
VCA Antech, Inc.*	952	26,447
WellCare Health Plans, Inc.*	503	18,183

		1,420,760

Health Care Technology - 0.1%
Cerner Corp.*	769	34,744
HLTH Corp.*	2,095	23,715
IMS Health, Inc.	2,283	53,194

		111,653

Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	1,214	22,945
Cheesecake Factory*	738	11,741
Gaylord Entertainment Co.*	472	11,309
Starbucks Corp.*	8,788	138,323
Vail Resorts, Inc.*	354	15,162
Wendy’s International, Inc.	1,053	28,663

		228,143

Household Durables - 0.5%
Black & Decker Corp.	727	41,810
D.R. Horton, Inc.	3,265	35,425
Garmin Ltd.	1,541	66,017
Harman International Industries, Inc.	753	31,167

EQUITY SECURITIES - 94.7%	Shares	Value

KB Home	925	15,660
Mohawk Industries, Inc.*	652	41,793
Pulte Homes, Inc.	2,433	23,430
Ryland Group, Inc.	509	11,101
Snap-on, Inc.	684	35,575
Stanley Works	976	43,754
Tempur-Pedic International, Inc.	861	6,724
Whirlpool Corp.	906	55,927

		408,383

Household Products - 3.8%
Church & Dwight Co., Inc.	785	44,235
Clorox Co.	1,653	86,287
Colgate-Palmolive Co.	5,920	409,072
Kimberly-Clark Corp.	4,894	292,563
Procter & Gamble Co.	35,835	2,179,126

		3,011,283

Industrial Conglomerates - 0.7%
3M Co.	7,556	525,822
Carlisle Co’s, Inc.	720	20,880
Teleflex, Inc.	459	25,516

		572,218

Insurance - 5.2%
ACE Ltd.	3,876	213,529
Aflac, Inc.	5,528	347,158
Alleghany Corp.*	61	20,255
Ambac Financial Group, Inc.	3,429	4,595
American Financial Group, Inc.	815	21,801
American International Group, Inc.	27,239	720,744
American National Insurance Co.	181	17,742
AON Corp.	3,071	141,082
Arch Capital Group Ltd.*	638	42,312
Arthur J. Gallagher & Co.	1,100	26,510
Aspen Insurance Holdings Ltd.	877	20,759
AXIS Capital Holdings Ltd.	1,617	48,203
Brown & Brown, Inc.	1,309	22,764
Chubb Corp.	4,311	211,282
Cincinnati Financial Corp.	1,869	47,473
Conseco, Inc.*	2,179	21,616
Endurance Specialty Holdings Ltd.	668	20,568
Erie Indemnity Co.	386	17,814
Everest Re Group Ltd.	679	54,123
Fidelity National Financial, Inc.	2,536	31,954
First American Corp.	949	25,054

EQUITY SECURITIES - 94.7%	Shares	Value

Genworth Financial, Inc.	5,169	92,060
Hanover Insurance Group, Inc.	588	24,990
Hartford Financial Services Group, Inc.	3,683	237,811
HCC Insurance Holdings, Inc.	1,372	29,004
IPC Holdings Ltd.	698	18,532
Lincoln National Corp.	3,019	136,821
Markel Corp.*	117	42,939
MBIA, Inc.	2,674	11,739
Montpelier Re Holdings Ltd.	1,142	16,844
Nationwide Financial Services	564	27,078
PartnerRe Ltd.	655	45,280
Philadelphia Consolidated Holding Corp.*	691	23,473
Phoenix Co’s, Inc.	1,289	9,809
Platinum Underwriters Holdings Ltd.	690	22,501
Principal Financial Group, Inc.	2,895	121,503
Progressive Corp.	7,578	141,860
Protective Life Corp.	804	30,592
Prudential Financial, Inc.	5,102	304,793
RenaissanceRe Holdings Ltd.	730	32,609
Safeco Corp.	1,071	71,928
StanCorp Financial Group, Inc.	603	28,317
Torchmark Corp.	1,108	64,984
Transatlantic Holdings, Inc.	304	17,167
Travelers Co.’s, Inc.	7,041	305,579
Unitrin, Inc.	551	15,191
Unum Group	4,033	82,475
White Mountains Insurance Group Ltd.	91	39,039
Willis Group Holdings Ltd.	1,710	53,643
WR Berkley Corp.	1,890	45,662
XL Capital Ltd.	2,099	43,155

		4,214,716

Internet & Catalog Retail - 0.6%
Amazon.Com, Inc.*	3,520	258,121
Expedia, Inc.*	2,494	45,840
Liberty Media Corp. — Interactive*	6,571	96,988
NutriSystem, Inc.	383	5,416
priceline.com, Inc.*	395	45,607

		451,972

Internet Software & Services - 2.8%
Akamai Technologies, Inc.*	2,005	69,754
Digital River, Inc.*	463	17,862
eBay, Inc.*	13,172	359,991
Equinix, Inc.*	361	32,208
Google, Inc.*	2,773	1,459,763

EQUITY SECURITIES - 94.7%	Shares	Value

ValueClick, Inc.*	1,152	17,453
Yahoo!, Inc.*	15,024	310,396

		2,267,427

IT Services - 1.9%
Acxiom Corp.	802	9,215
Automatic Data Processing, Inc.	6,036	252,908
Broadridge Financial Solutions, Inc.	1,667	35,090
Cognizant Technology Solutions Corp.*	3,470	112,810
Convergys Corp.*	1,575	23,404
DST Systems, Inc.*	584	32,149
Electronic Data Systems Corp.	5,925	145,992
Fidelity National Information Services, Inc.	2,324	85,779
Fiserv, Inc.*	1,991	90,332
Global Payments, Inc.	936	43,618
Hewitt Associates, Inc.*	1,136	43,543
Iron Mountain, Inc.*	2,198	58,357
MasterCard, Inc.	821	217,992
Metavante Technologies, Inc.*	1,074	24,294
MoneyGram International, Inc.	965	870
NeuStar, Inc.*	882	19,016
Paychex, Inc.	3,872	121,116
Unisys Corp.*	3,917	15,472
VeriFone Holdings, Inc.*	763	9,118
Western Union Co.	8,616	212,988

		1,554,063

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	3,459	49,913
Mattel, Inc.	4,317	73,907
Polaris Industries, Inc.	428	17,283
Pool Corp.	520	9,235

		150,338

Life Sciences — Tools & Services - 0.8%
Affymetrix, Inc.*	791	8,139
Applera Corp. — Applied Biosystems Group	2,009	67,261
Illumina, Inc.*	655	57,057
Invitrogen Corp.*	1,116	43,814
Millipore Corp.*	658	44,652
Pharmaceutical Product Development, Inc.	1,258	53,968
Techne Corp.*	475	36,760
Thermo Fisher Scientific, Inc.*	4,891	272,576
Varian, Inc.*	353	18,024
Waters Corp.*	1,205	77,723

		679,974

EQUITY SECURITIES - 94.7%	Shares	Value

Machinery - 2.6%
AGCO Corp.*	1,104	57,861
Briggs & Stratton Corp.	507	6,429
Bucyrus International, Inc.	846	61,775
CLARCOR, Inc.	575	20,182
Cummins, Inc.	2,127	139,361
Danaher Corp.	2,871	221,928
Deere & Co.	5,072	365,843
Donaldson Co., Inc.	806	35,980
Dover Corp.	2,293	110,912
Flowserve Corp.	688	94,050
Gardner Denver, Inc.*	604	34,307
Graco, Inc.	754	28,705
Harsco Corp.	1,014	55,172
IDEX Corp.	929	34,224
Illinois Tool Works, Inc.	5,270	250,378
Kennametal, Inc.	892	29,035
Lincoln Electric Holdings, Inc.	468	36,832
PACCAR, Inc.	4,073	170,373
Pall Corp.	1,412	56,028
Parker Hannifin Corp.	2,009	143,282
Pentair, Inc.	1,152	40,343
Terex Corp.*	1,241	63,750
Toro Co.	458	15,238

		2,071,988

Marine - 0.1%
Alexander & Baldwin, Inc.	519	23,640
Kirby Corp.*	608	29,184

		52,824

Media - 2.1%
A. H. Belo Corp.	202	1,151
Belo Corp.	1,012	7,398
Discovery Holding Co.*	3,235	71,041
DISH Network Corp.*	2,486	72,790
E.W. Scripps Co.	938	38,965
Getty Images, Inc.*	594	20,154
Idearc, Inc.	1,674	3,934
John Wiley & Sons, Inc.	536	24,136
Lamar Advertising Co.*	782	28,175
Liberty Global, Inc.*	2,039	64,086
McGraw-Hill Co.’s, Inc.	3,733	149,768
Meredith Corp.	443	12,533
New York Times Co.	1,634	25,147

EQUITY SECURITIES - 94.7%	Shares	Value

Omnicom Group, Inc.	3,830	171,890
RH Donnelley Corp.*	812	2,436
Sirius Satellite Radio, Inc.*	15,308	29,391
Time Warner, Inc.	41,667	616,672
Viacom, Inc., Class B*	6,710	204,923
Virgin Media, Inc.	3,377	45,961
Washington Post Co., Class B	70	41,083
XM Satellite Radio Holdings, Inc.*	3,783	29,659

		1,661,293

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	797	61,441

Multiline Retail - 0.9%
Big Lots, Inc.*	1,080	33,739
Dollar Tree, Inc.*	1,126	36,809
Family Dollar Stores, Inc.	1,586	31,625
Kohl’s Corp.*	3,391	135,776
Nordstrom, Inc.	2,067	62,630
Saks, Inc.*	1,449	15,910
Target Corp.	8,319	386,750

		703,239

Multi-Utilities - 0.5%
Aquila, Inc.*	4,313	16,260
Consolidated Edison, Inc.	3,265	127,629
Integrys Energy Group, Inc.	873	44,375
MDU Resources Group, Inc.	1,943	67,733
NiSource, Inc.	3,306	59,243
OGE Energy Corp.	1,029	32,630
Puget Energy, Inc.	1,348	32,338

		380,208

Office Electronics - 0.2%
Xerox Corp.	10,469	141,960
Zebra Technologies Corp.*	797	26,014

		167,974

Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc.*	509	2,224
Chesapeake Energy Corp.	5,944	392,066
Cimarex Energy Co.	954	66,465
Denbury Resources, Inc.*	2,916	106,434
EOG Resources, Inc.	2,876	377,331
Mariner Energy, Inc.*	927	34,271
Overseas Shipholding Group, Inc.	287	22,822

EQUITY SECURITIES - 94.7%	Shares	Value

Pioneer Natural Resources Co.	1,444	113,037
Plains Exploration & Production Co.*	1,251	91,285
Quicksilver Resources, Inc.*	1,266	48,918
Range Resources Corp.	1,792	117,448
Southwestern Energy Co.*	4,082	194,344
Spectra Energy Corp.	7,301	209,831
St. Mary Land & Exploration Co.	739	47,769
Teekay Corp.	493	22,274
XTO Energy, Inc.	5,904	404,483

		2,251,002

Paper & Forest Products - 0.3%
Domtar Corp.*	5,359	29,207
MeadWestvaco Corp.	2,077	49,516
Weyerhaeuser Co.	2,503	128,003

		206,726

Personal Products - 0.4%
Alberto-Culver Co.	984	25,850
Avon Products, Inc.	5,099	183,666
Estee Lauder Co.’s, Inc.	1,278	59,363
NBTY, Inc.*	699	22,410

		291,289

Pharmaceuticals - 5.5%
Allergan, Inc.	3,580	186,339
Barr Pharmaceuticals, Inc.*	1,294	58,333
Bristol-Myers Squibb Co.	22,915	470,445
Endo Pharmaceuticals Holdings, Inc.*	1,306	31,592
Forest Laboratories, Inc.*	3,764	130,761
Johnson & Johnson	32,984	2,122,191
Medicis Pharmaceutical Corp.	644	13,382
Pfizer, Inc.	79,529	1,389,372

		4,402,415

Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	2,373	42,216
CB Richard Ellis Group, Inc.*	2,167	41,606
Forest City Enterprises, Inc.	736	23,714
Jones Lang LaSalle, Inc.	379	22,812
St. Joe Co.	1,095	37,580

		167,928

Road & Rail - 0.2%
Avis Budget Group, Inc.*	1,177	9,851
Con-way, Inc.	521	24,623

EQUITY SECURITIES - 94.7%	Shares	Value

Hertz Global Holdings, Inc.*	1,539	14,774
Kansas City Southern*	886	38,975
Ryder System, Inc.	691	47,596
YRC Worldwide, Inc.*	699	10,394

		146,213

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc.*	6,337	36,945
Altera Corp.	3,671	75,990
Analog Devices, Inc.	3,512	111,576
Applied Materials, Inc.	15,789	301,412
Atmel Corp.*	5,241	18,239
Cypress Semiconductor Corp.*	1,843	45,614
Fairchild Semiconductor International, Inc.*	1,433	16,809
FormFactor, Inc.*	511	9,418
Integrated Device Technology, Inc.*	2,211	21,977
Intel Corp.	66,893	1,436,862
Intersil Corp.	1,578	38,377
KLA-Tencor Corp.	2,049	83,415
Lam Research Corp.*	1,427	51,586
Linear Technology Corp.	2,463	80,220
LSI Corp.*	7,422	45,571
Marvell Technology Group Ltd.*	5,618	99,214
MEMC Electronic Materials, Inc.*	2,737	168,435
Microchip Technology, Inc.	2,255	68,868
Micron Technology, Inc.*	9,106	54,636
National Semiconductor Corp.	3,045	62,544
Novellus Systems, Inc.*	1,200	25,428
NVIDIA Corp.*	6,706	125,536
ON Semiconductor Corp.*	4,386	40,220
PMC — Sierra, Inc.*	2,456	18,788
Silicon Laboratories, Inc.*	630	22,737
Teradyne, Inc.*	2,122	23,491
Tessera Technologies, Inc.*	542	8,872
Texas Instruments, Inc.	15,444	434,903
Varian Semiconductor Equipment Associates, Inc.*	883	30,746
Xilinx, Inc.	3,421	86,380

		3,644,809

Software - 5.4%
Adobe Systems, Inc.*	6,192	243,903
Amdocs Ltd.*	2,351	69,166
ANSYS, Inc.*	895	42,172
Autodesk, Inc.*	2,601	87,940
BMC Software, Inc.*	2,338	84,168
Cadence Design Systems, Inc.*	3,205	32,370

EQUITY SECURITIES - 94.7%	Shares	Value

Check Point Software Technologies Ltd.*	2,070	48,997
Citrix Systems, Inc.*	2,213	65,084
Compuware Corp.*	3,483	33,228
Electronic Arts, Inc.*	3,802	168,923
FactSet Research Systems, Inc.	534	30,096
Fair Isaac Corp.	643	13,355
Intuit, Inc.*	3,500	96,495
Jack Henry & Associates, Inc.	974	21,077
MICROS Systems, Inc.*	938	28,600
Microsoft Corp.	97,098	2,671,166
NAVTEQ Corp.*	1,178	90,706
Novell, Inc.*	4,035	23,766
Nuance Communications, Inc.*	2,071	32,453
Parametric Technology Corp.*	1,316	21,938
Red Hat, Inc.*	2,231	46,159
Salesforce.com, Inc.*	1,191	81,262
Sybase, Inc.*	1,052	30,950
Symantec Corp.*	10,113	195,687
Synopsys, Inc.*	1,738	41,556
TIBCO Software, Inc.*	2,072	15,851

		4,317,068

Specialty Retail - 2.6%
Advance Auto Parts, Inc.	1,181	45,858
American Eagle Outfitters, Inc.	2,220	30,259
AnnTaylor Stores Corp.*	743	17,802
Barnes & Noble, Inc.	614	15,252
Bed Bath & Beyond, Inc.*	3,116	87,560
Best Buy Co., Inc.	3,907	154,717
Carmax, Inc.*	2,547	36,142
Chico’s FAS, Inc.*	2,028	10,890
GameStop Corp.*	1,795	72,518
Gap, Inc.	6,388	106,488
Home Depot, Inc.	19,562	458,142
J Crew Group, Inc.*	489	16,142
Limited Brands, Inc.	3,572	60,188
Lowe’s Co.’s, Inc.	17,031	353,393
Office Depot, Inc.*	3,183	34,822
OfficeMax, Inc.	899	12,496
O’Reilly Automotive, Inc.*	1,312	29,323
PetSmart, Inc.	1,567	31,262
RadioShack Corp.	1,535	18,834
Ross Stores, Inc.	1,605	57,010
Staples, Inc.	8,233	195,534
Tiffany & Co.	1,517	61,818
TJX Co.’s, Inc.	4,952	155,839

EQUITY SECURITIES - 94.7%	Shares	Value

Tractor Supply Co.*	390	11,326
Williams-Sonoma, Inc.	1,027	20,376

		2,093,991

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.*	875	7,009
Jones Apparel Group, Inc.	1,018	13,997
Liz Claiborne, Inc.	1,200	16,980
Nike, Inc., Class B	4,242	252,866
Phillips-Van Heusen Corp.	631	23,107

		313,959

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	1,024	20,562
Freddie Mac	7,719	126,592
Hudson City Bancorp, Inc.	5,816	97,011
IndyMac Bancorp, Inc.	843	523
MGIC Investment Corp.	1,422	8,688
New York Community Bancorp, Inc.	3,906	69,683
People’s United Financial, Inc.	2,028	31,637
PMI Group, Inc.	993	1,936
Radian Group, Inc.	867	1,257
Sovereign Bancorp, Inc.	5,868	43,188
Washington Federal, Inc.	1,000	18,100
Washington Mutual, Inc.	10,436	51,449

		470,626

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,658	71,559
MSC Industrial Direct Co.	545	24,040
United Rentals, Inc.*	870	17,061
W.W. Grainger, Inc.	807	66,013
WESCO International, Inc.*	511	20,460

		199,133

Water Utilities - 0.0%
Aqua America, Inc.	1,523	24,322

Wireless Telecommunication Services - 0.6%
American Tower Corp.*	4,611	194,815
Crown Castle International Corp.*	2,897	112,201
Leap Wireless International, Inc.*	567	24,477
NII Holdings, Inc., Class B*	1,951	92,653
SBA Communications Corp.*	1,136	40,907
Telephone & Data Systems, Inc.	639	30,206
		495,259

Total Equity Securities (Cost $78,321,099)		76,021,049

	Principal
U.S. Government Agencies and Instrumentalities - 4.6%	Amount

Federal Home Loan Bank Discount Notes, 7/1/08	$3,700,000	3,700,000

Total U.S. Government Agencies and Instrumentalities (Cost $3,700,000)		3,700,000

U.S. Treasury - 0.2%

United States Treasury Bills, 2.01%, 7/24/08 (l)	200,000	199,747

Total U.S. Treasury (Cost $199,747)		199,747

TOTAL INVESTMENTS (Cost $82,220,846) - 99.5%		79,920,796
Other assets and liabilities, net - 0.5%		376,657

NET ASSETS - 100%		$80,297,453

			Underlying
			Face	Unrealized
		Expiration	Amount	Appreciation
Futures	# of Contracts	Date	at Value	(Depreciation)

Purchased:
NASDAQ 100 Index^	5	09/08	$923,000	($22,762)
S&P 500 Index^	9	09/08	2,882,475	(45,184)

Total Purchased:				($67,946)

*	Non-income producing security.

(l)	Collateral for futures contracts.

^	Futures collateralized by 200,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008 there were no securities fair valued under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 – 2007) for purposes of implementing FIN 48, and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of

SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.”  The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows.  SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The cost of investments owned at June 30, 2008 for federal income tax purposes was $86,017,308. Net unrealized depreciation aggregated $6,096,512 of which $10,718,123 related to appreciated securities and $16,814,635 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $1,249,606, $900,355, and $534,245 at September 30, 2007 may be utilized to offset future capital gains until expiration in September 2011, September 2012, and September 2014 respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer
Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby – President
Date: August 28, 2008

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer
Date: August 28, 2008

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: August 28, 2008